LEASES - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lessee, operating lease, renewal term	10 years		10 years		10 years
Short-term lease cost	$ 106,000	$ 118,000	$ 277,000	$ 118,000	$ 184,000	$ 0	$ 50,000
Office Space
Lessee, Lease, Description [Line Items]
Operating lease, expense	2,600,000	1,600,000	6,400,000	4,800,000	6,400,000	4,400,000	3,800,000
Data Center
Lessee, Lease, Description [Line Items]
Operating lease, expense	$ 2,700,000	$ 2,500,000	$ 7,800,000	$ 7,200,000	$ 9,600,000	$ 7,000,000	$ 5,800,000